OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2024
Net Trading And Other Income [Abstract]
OTHER OPERATING INCOME	5. OTHER OPERATING INCOME
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Net (losses)/gains on financial instruments designated at fair value through profit or loss(1)	(38)	(57)	62
Net (losses) on financial instruments mandatorily at fair value through profit or loss(2)	(12)	(11)	(75)
Hedge ineffectiveness	22	19	29
Income from operating lease assets	113	117	129
Other	8	67	56
	93	135	201
(1)Net (losses) /gains on financial instruments designated at fair value through profit or loss includes losses of £16m on deposits (2023: £24m losses, 2022 £35m gains), losses of £22m on debt securities 2023:
£32m losses, 2022: £31m gains).
(2)Net losses on financial instruments mandatorily at fair value through profit or loss include gains of £7m on debt securities (2023: £5m gains, 2022: £13m gains).
Net gains on financial instruments mandatorily at FVTPL includes fair value losses of £21m (2023: losses of £12m, 2022: gains of £14m) on embedded derivatives bifurcated from certain equity index-linked deposits, as described in the derivatives accounting policy in Note 1. The embedded derivatives are economically hedged, the results of which are also included in this line item and amounted to gains of £21m (2023: gains of £12m, 2022: losses of £14m). As a result, the net fair value movements recognised on the equity index-linked deposits and the related economic hedges were net gains of £nil (2023: £nil, 2022:
£nil).

			Group
	2024	2023	2022
	£m	£m	£m
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	495	1,288	(2,163)
These are principally offset by related releases from the cash flow hedge reserve	(500)	(1,248)	2,129
In 2024, no subordinated liabilities were repurchased as part of ongoing liability management exercises (2023: profit of £4m).
In 2024, Other includes £8m of losses on the sale of property as part of our transformation (2023:£nil; 2022: £7m).